Related Party Transactions - Schedule of Key Management Compensation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Key Management Compensation [Abstract]
Salaries and Pension costs	$ 1,951
Share-based compensation expenses	1,117
Total	$ 3,068